Davis Malm & D’Agostine, P.C.

One Boston Place, 37th Floor

Boston, MA 02108

(617) 367-2500

August 30, 2012

Securities and Exchange Commission

Division of Corporation Finance

Washington, DC 20549

RE:                           Clean Harbors, Inc. and Guarantor Registrants

Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of Clean Harbors, Inc. (the “Company”) there is herewith transmitted electronically for filing:

(i)                                     a registration statement on Form S-4 (the “Exchange Offer Registration Statement”) relating to a proposed exchange offer (the “Exchange Offer”) under which the Company will offer to exchange up to $800.0 million of registered 5.25% Senior Notes due 2020 (the “Exchange Notes”) for $800.0 million principal amount of unregistered 5.25% Senior Notes due 2020 which are now outstanding (the “Old Notes”); and

(ii)                                  a letter to the Commission from James M. Rutledge, Vice Chairman and President of the Company, confirming certain representations which the Company is making in connection with the Exchange Offer based upon the no action letters from the Commission’s staff described in such letter.

The Company is a large accelerated filer under the Securities Exchange Act of 1934 whose shares of common stock are traded on The New York Stock Exchange under the symbol “CLH.” The Company issued the Old Notes in a private placement which was completed on July 30, 2012. In connection with the issuance of the Old Notes, the Company entered into a Registration Rights Agreement dated as of July 30, 2012 (the “Registration Rights Agreement”) with Goldman Sachs & Co. Under the Registration Rights Agreement, the Company agreed to file the Exchange Offer Registration Statement with the Commission and to make the Exchange Offer to the holders of the Old Notes as soon as the Exchange Offer Registration Statement is declared effective. The terms of the Exchange Notes are substantially identical in all material respects to the Old Notes except that the Exchange Notes will not contain transfer restrictions and will not provide for additional interest in the event that the Company should fail to satisfy its obligations under the Registration Rights Agreement on a timely basis.

In order to facilitate the Company’s planning of the Exchange Offer, the Company requests that the Commission’s staff advise by a telephone call to (617) 367-2500 to either the undersigned or Michael Malm of this firm whether or not the Commission’s staff will review and provide comments with respect to this filing. Thank you for your assistance.

Very truly yours,

/s/ JOHN D. CHAMBLISS
John D. Chambliss

cc:                                James M. Rutledge, Vice Chairman and

President

C. Michael Malm, Esq.